Employee Benefits - Estimated Future Benefit Payments (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 3,808
2019	3,845
2020	3,805
2021	3,797
2022	3,891
2025 - 2029	19,442
Required Company Contributions in Following Year (2020)	3,808
U.S Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	37,152
2019	37,908
2020	38,411
2021	38,796
2022	38,831
2025 - 2029	189,425
Required Company Contributions in Following Year (2020)	4,387
Non-U.S. Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	27,460
2019	27,607
2020	28,169
2021	28,993
2022	30,142
2025 - 2029	169,438
Required Company Contributions in Following Year (2020)	$ 20,944